UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset California Municipals Fund
Class A [SHRCX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$185,941,415
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7044-STSR-1026

Western Asset California Municipals Fund
Class C [SCACX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$72	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$185,941,415
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7478-STSR-1026

Western Asset California Municipals Fund
Class I [LMCUX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$185,941,415
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7463-STSR-1026

Western Asset California Municipals Fund
Class IS [SHRSX]	Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$34	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$185,941,415
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7274-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
California Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.7%
Education — 8.7%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$501,733
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	592,012
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	2,000,000	2,035,291
California State MFA Revenue, CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bonds, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,831,810
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/42	1,000,000	977,615 (a)
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/52	2,000,000	1,826,531 (a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,622,129 (a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,694,133 (a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	948,877 (a)
California State University Revenue, Systemwide, Series C	4.000%	11/1/45	2,000,000	1,932,134
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,311,599 (a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	990,941 (a)
Total Education				16,264,805
Health Care — 9.3%
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A, Refunding	4.000%	4/1/44	2,000,000	1,840,564
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,500,837
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	4,000,000	3,698,896
California State MFA Revenue:
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.625%	1/1/32	500,000	493,233 (a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.875%	1/1/42	1,500,000	1,457,683 (a)
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	$750,000	$711,738
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	900,926
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/46	500,000	469,545 (a)
California Statewide CDA Revenue:
Front Porch Communities & Services, Refunding	5.000%	4/1/47	1,300,000	1,291,135
John Muir Health, Series A, Refunding	5.000%	12/1/49	3,750,000	3,852,516
Total Health Care				17,217,073
Housing — 1.0%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,766,406
Industrial Revenue — 29.3%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	3,900,000	3,976,312 (b)(c)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,235,450 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,500,000	1,553,261 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,541,257 (b)(c)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	1,500,000	1,562,005 (b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,558,468
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,005,136 (d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,502,811 (a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	2,823,472
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,623,983
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,512,060
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	7,350,000	7,649,959 (b)(c)
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	$4,805,000	$5,018,200
Total Industrial Revenue				54,562,374
Leasing — 6.2%
California State Public Works Board:
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	947,629
Various Capital Projects, Series C	5.000%	11/1/50	5,000,000	5,190,068
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	2,005,000	2,062,375
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,039,838
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,300,904
Total Leasing				11,540,814
Local General Obligation — 1.3%
Folsom Cordova, CA, USD, School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	1,410,000	1,552,109
Gilroy, CA, USD, GO, Series 2021	4.000%	8/1/44	1,000,000	930,603
Total Local General Obligation				2,482,712
Other — 2.2%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,021,665 (d)
Power — 5.5%
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	5,000,000	5,026,558
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/54	5,000,000	5,195,198
Total Power				10,221,756
Special Tax Obligation — 6.6%
California State Enterprise Development Authority Revenue:
California State Association of Counties Headquarters Building Project, Series A	5.000%	6/1/51	1,500,000	1,495,354
California State Association of Counties Headquarters Building Project, Series A	5.000%	6/1/56	1,750,000	1,729,007
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$175,000	$170,356
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	1,029,455
Restructured, Series A-1	4.550%	7/1/40	110,000	108,922
Restructured, Series A-1	4.750%	7/1/53	1,030,000	974,672
Restructured, Series A-1	5.000%	7/1/58	420,000	407,604
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,164,795
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	604,882
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	750,000	775,367
Community Facilities District No 2023-1	4.500%	9/1/44	650,000	604,616
Community Facilities District No 2023-1	5.000%	9/1/48	1,650,000	1,588,632
Community Facilities District No 2023-1	5.625%	9/1/53	1,595,000	1,605,331
Total Special Tax Obligation				12,258,993
State General Obligation — 1.1%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	19,444
Restructured, Series A-1	5.625%	7/1/27	11,378	11,565
Restructured, Series A-1	5.625%	7/1/29	22,448	23,587
Restructured, Series A-1	5.750%	7/1/31	21,803	23,533
Restructured, Series A-1	4.000%	7/1/33	20,675	20,603
Restructured, Series A-1	4.000%	7/1/35	408,584	402,675
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,188,215
Restructured, Series A-1	4.000%	7/1/41	196,686	182,686
Restructured, Series A-1	4.000%	7/1/46	22,553	20,038
Subseries CW	0.000%	11/1/43	79,433	56,695 (c)
Total State General Obligation				1,949,041
Transportation — 18.8%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, AG	5.000%	10/1/52	2,750,000	2,788,791
California State MFA Revenue, SFMTA Potrero Yard Modernization Project, Series A	5.000%	9/1/60	2,000,000	2,019,382
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A	4.000%	1/15/46	1,000,000	907,277
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/44	$2,000,000	$2,105,925 (d)(e)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	3,300,000	3,423,542 (d)
Los Angeles, CA, Harbor Department Revenue:
Series A-1, Refunding	5.000%	8/1/34	2,000,000	2,201,673 (d)
Series A-1, Refunding	5.000%	8/1/35	2,000,000	2,168,848 (d)
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	5,250,000	5,317,905 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,900,000	3,048,058 (d)
Series D, Unrefunded	5.000%	5/1/48	3,000,000	3,001,311 (d)
Series E, Refunding	5.000%	5/1/35	4,750,000	4,921,232 (d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,092,591
Total Transportation				34,996,535
Water & Sewer — 5.7%
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	3,000,000	2,836,450
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,155,865 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,479,972
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,068,967
Series 2018	5.000%	8/1/48	2,000,000	2,033,597
Total Water & Sewer				10,574,851

Total Municipal Bonds (Cost — $179,000,394)				177,857,025
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trust(f) — 8.1%
Leasing — 8.1%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $15,771,885)	5.000%	12/1/49	$14,500,000	$15,088,974

Total Investments before Short-Term Investments (Cost — $194,772,279)				192,945,999
Short-Term Investments — 0.2%
Municipal Bonds — 0.2%
Education — 0.1%
California State, GO, Series C-1, LOC - TD Bank N.A.	1.520%	5/1/33	240,000	240,000 (g)(h)
Health Care — 0.1%
California State Public Finance Authority Revenue, Hoag Memorial Hospital Presbyterian, Series B-2, SPA - TD Bank N.A.	2.350%	7/15/62	100,000	100,000 (g)(h)
Industrial Revenue — 0.0%††
California State MFA Revenue, Recovery Zone Facility Bonds, Chevron USA Inc. Project, Series A	2.000%	11/1/35	100,000	100,000 (g)(h)

Total Short-Term Investments (Cost — $440,000)				440,000
Total Investments — 104.0% (Cost — $195,212,279)				193,385,999
TOB Floating Rate Notes — (5.2)%				(9,665,000)
Other Assets in Excess of Other Liabilities — 1.2%				2,220,416
Total Net Assets — 100.0%				$185,941,415

See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

 Western Asset California Municipals Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
GO	—	General Obligation
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2026

Assets:
Investments, at value (Cost — $195,212,279)	$193,385,999
Cash	47,438
Receivable for securities sold	2,509,791
Interest receivable	2,205,013
Receivable for Fund shares sold	25,698
Prepaid expenses	29,999
Total Assets	198,203,938
Liabilities:
TOB Floating Rate Notes (Note 1)	9,665,000
Payable for securities purchased	2,108,680
Payable for Fund shares repurchased	202,644
Interest and commitment fees payable	72,999
Investment management fee payable	60,831
Distributions payable	43,479
Service and/or distribution fees payable	20,725
Trustees’ fees payable	153
Accrued expenses	88,012
Total Liabilities	12,262,523
Total Net Assets	$185,941,415
Net Assets:
Par value (Note 7)	$134
Paid-in capital in excess of par value	198,241,636
Total distributable earnings (loss)	(12,300,355)
Total Net Assets	$185,941,415
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

Net Assets:
Class A	$152,776,494
Class C	$1,886,279
Class I	$27,460,409
Class IS	$3,818,233
Shares Outstanding:
Class A	11,029,632
Class C	136,580
Class I	1,982,810
Class IS	275,964
Net Asset Value:
Class A (and redemption price)	$13.85
Class C*	$13.81
Class I (and redemption price)	$13.85
Class IS (and redemption price)	$13.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$14.39

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2026

Investment Income:
Interest	$4,093,191
Expenses:
Investment management fee (Note 2)	432,836
Interest expense (Note 1)	142,896
Service and/or distribution fees (Notes 2 and 5)	125,178
Transfer agent fees (Notes 2 and 5)	88,307
Fund accounting fees	35,071
Registration fees	32,938
Audit and tax fees	19,750
Shareholder reports	8,462
Legal fees	7,602
Trustees’ fees	3,491
Commitment fees (Note 8)	829
Insurance	721
Custody fees	567
Miscellaneous expenses	5,985
Total Expenses	904,633
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(58,007)
Net Expenses	846,626
Net Investment Income	3,246,565
Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(193,078)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(6,008,132)
Net Loss on Investments	(6,201,210)
Decrease in Net Assets From Operations	$(2,954,645)
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2026 (unaudited) and the Year Ended February 28, 2026	August 31	February 28
Operations:
Net investment income	$3,246,565	$6,786,973
Net realized loss	(193,078)	(840,335)
Change in net unrealized appreciation (depreciation)	(6,008,132)	3,054,425
Increase (Decrease) in Net Assets From Operations	(2,954,645)	9,001,063
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,153,001)	(6,629,422)
Decrease in Net Assets From Distributions to Shareholders	(3,153,001)	(6,629,422)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,164,959	23,358,998
Reinvestment of distributions	2,869,623	6,062,527
Cost of shares repurchased	(20,166,807)	(54,248,649)
Decrease in Net Assets From Fund Share Transactions	(7,132,225)	(24,827,124)
Decrease in Net Assets	(13,239,871)	(22,455,483)
Net Assets:
Beginning of period	199,181,286	221,636,769
End of period	$185,941,415	$199,181,286
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$14.30	$14.10	$14.06	$13.81	$15.20	$15.76
Income (loss) from operations:
Net investment income	0.24	0.45	0.43	0.40	0.36	0.36
Net realized and unrealized gain (loss)	(0.46)	0.19	0.03	0.25	(1.36)	(0.38)
Total income (loss) from operations	(0.22)	0.64	0.46	0.65	(1.00)	(0.02)
Less distributions from:
Net investment income	(0.23)	(0.44)	(0.42)	(0.40)	(0.36)	(0.35)
Net realized gains	—	—	—	—	(0.03)	(0.19)
Total distributions	(0.23)	(0.44)	(0.42)	(0.40)	(0.39)	(0.54)
Net asset value, end of period	$13.85	$14.30	$14.10	$14.06	$13.81	$15.20
Total return[4]	(1.54)%	4.65%	3.39%	4.81%	(6.57)%	(0.19)%
Net assets, end of period (millions)	$153	$163	$184	$204	$241	$290
Ratios to average net assets:
Gross expenses[5]	0.96%[6]	0.94%	0.85%	0.75%	0.77%	0.77%
Net expenses[5,7]	0.91 [6]	0.90	0.82	0.74	0.76	0.76
Net investment income	3.34 [6]	3.27	3.04	2.93	2.59	2.25
Portfolio turnover rate	4%	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.15%, 0.15%, 0.07%, less than 0.005%, less than 0.005% and less than 0.005% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025,
February 29, 2024, February 28, 2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$14.26	$14.06	$14.02	$13.77	$15.15	$15.72
Income (loss) from operations:
Net investment income	0.20	0.38	0.35	0.33	0.29	0.27
Net realized and unrealized gain (loss)	(0.46)	0.19	0.03	0.25	(1.36)	(0.38)
Total income (loss) from operations	(0.26)	0.57	0.38	0.58	(1.07)	(0.11)
Less distributions from:
Net investment income	(0.19)	(0.37)	(0.34)	(0.33)	(0.28)	(0.27)
Net realized gains	—	—	—	—	(0.03)	(0.19)
Total distributions	(0.19)	(0.37)	(0.34)	(0.33)	(0.31)	(0.46)
Net asset value, end of period	$13.81	$14.26	$14.06	$14.02	$13.77	$15.15
Total return[4]	(1.81)%	4.16%	2.78%	4.26%	(7.02)%	(0.81)%
Net assets, end of period (000s)	$1,886	$1,856	$2,494	$3,626	$7,378	$11,708
Ratios to average net assets:
Gross expenses[5]	1.49%[6]	1.48%	1.38%	1.28%	1.31%	1.31%
Net expenses[5,7]	1.45 [6]	1.44	1.35	1.27	1.29	1.31
Net investment income	2.81 [6]	2.73	2.50	2.38	2.04	1.70
Portfolio turnover rate	4%	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.15%, 0.15%, 0.07%, less than 0.005%, less than 0.005% and less than 0.005% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025,
February 29, 2024, February 28, 2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$14.30	$14.10	$14.06	$13.81	$15.20	$15.76
Income (loss) from operations:
Net investment income	0.25	0.48	0.45	0.43	0.39	0.38
Net realized and unrealized gain (loss)	(0.45)	0.19	0.04	0.25	(1.37)	(0.37)
Total income (loss) from operations	(0.20)	0.67	0.49	0.68	(0.98)	0.01
Less distributions from:
Net investment income	(0.25)	(0.47)	(0.45)	(0.43)	(0.38)	(0.38)
Net realized gains	—	—	—	—	(0.03)	(0.19)
Total distributions	(0.25)	(0.47)	(0.45)	(0.43)	(0.41)	(0.57)
Net asset value, end of period	$13.85	$14.30	$14.10	$14.06	$13.81	$15.20
Total return[4]	(1.43)%	4.93%	3.53%	5.01%	(6.41)%	(0.03)%
Net assets, end of period (000s)	$27,460	$30,424	$30,413	$34,358	$43,979	$72,278
Ratios to average net assets:
Gross expenses[5]	0.82%[6]	0.80%	0.71%	0.61%	0.63%	0.63%
Net expenses[5,7,8]	0.70 [6]	0.70	0.62	0.55	0.59	0.60
Net investment income	3.56 [6]	3.48	3.23	3.11	2.74	2.41
Portfolio turnover rate	4%	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Includes expenses related to borrowings of 0.15%, 0.15%, 0.07%, less than 0.005%, less than 0.005% and less than 0.005% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025,
February 29, 2024, February 28, 2023 and February 28, 2022, respectively.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. Prior to December 1, 2022, the expense limitation was 0.60%.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2026[2]	2026	2025	2024[3]	2023	2022
Net asset value, beginning of period	$14.28	$14.09	$14.04	$13.79	$15.17	$15.76
Income (loss) from operations:
Net investment income	0.25	0.49	0.46	0.45	0.40	0.39
Net realized and unrealized gain (loss)	(0.44)	0.18	0.04	0.23	(1.36)	(0.39)
Total income (loss) from operations	(0.19)	0.67	0.50	0.68	(0.96)	0.00 [4]
Less distributions from:
Net investment income	(0.25)	(0.48)	(0.45)	(0.43)	(0.39)	(0.40)
Net realized gains	—	—	—	—	(0.03)	(0.19)
Total distributions	(0.25)	(0.48)	(0.45)	(0.43)	(0.42)	(0.59)
Net asset value, end of period	$13.84	$14.28	$14.09	$14.04	$13.79	$15.17
Total return[5]	(1.42)%	4.97%	3.63%	5.04%	(6.31)%	(0.07)%
Net assets, end of period (000s)	$3,818	$4,214	$4,560	$3,519	$158	$68
Ratios to average net assets:
Gross expenses[6]	0.72%[7]	0.71%	0.62%	0.54%	0.59%	0.59%
Net expenses[6,8,9]	0.67 [7]	0.67	0.59	0.52	0.54	0.55
Net investment income	3.58 [7]	3.51	3.28	3.23	2.84	2.46
Portfolio turnover rate	4%	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
Includes expenses related to borrowings of 0.15%, 0.15%, 0.07%, less than 0.005%, less than 0.005% and less than 0.005% for the six months ended August 31, 2026 and years ended February 28, 2026, February 28, 2025,
February 29, 2024, February 28, 2023 and February 28, 2022, respectively.

[7]	Annualized.
[8]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.52%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. Prior to December 1, 2022, the expense limitation was
0.55%.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information

Western Asset California Municipals Fund 2026 Semi-Annual Report

for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$177,857,025	—	$177,857,025
Municipal Bonds Deposited in Tender Option Bond Trust	—	15,088,974	—	15,088,974
Total Long-Term Investments	—	192,945,999	—	192,945,999
Short-Term Investments†	—	440,000	—	440,000
Total Investments	—	$193,385,999	—	$193,385,999

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the

Western Asset California Municipals Fund 2026 Semi-Annual Report

Fund’s Statement of Operations. For the six months ended August 31, 2026, the average daily amount of floating rate notes outstanding was $9,665,000 and weighted average interest rate was 2.89%.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”),
Western Asset California Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.55% and 0.52%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended August 31, 2026, fees waived and/or expenses reimbursed amounted to $58,007.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’

Western Asset California Municipals Fund 2026 Semi-Annual Report

total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at August 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires February 28, 2027	$63,982	$967	$27,211	$1,287
Expires February 29, 2028	66,623	821	32,024	1,782
Expires February 28, 2029	38,999	467	17,516	1,025
Total fee waivers/expense reimbursements subject to recapture	$169,604	$2,255	$76,751	$4,094
For the six months ended August 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $758 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended August 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$2,630
CDSCs	37
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2026, such purchase and sale transactions (excluding accrued interest) were $7,020,000 and $7,620,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended August 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,401,615
Sales	13,079,689
At August 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$184,245,656	$5,210,427	$(5,735,084)	$(524,657)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended August 31, 2026, the Fund did not invest in derivative instruments.

Western Asset California Municipals Fund 2026 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended August 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$118,555	$72,852
Class C	6,623	717
Class I	—	14,718
Class IS	—	20
Total	$125,178	$88,307
For the six months ended August 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$38,999
Class C	467
Class I	17,516
Class IS	1,025
Total	$58,007
6. Distributions to shareholders by class

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Net Investment Income:
Class A	$2,566,692	$5,391,255
Class C	25,724	55,221
Class I	489,605	1,031,029
Class IS	70,980	151,917
Total	$3,153,001	$6,629,422
7. Shares of beneficial interest
At August 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2026		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Class A
Shares sold	387,709	$5,438,080	757,491	$10,532,139
Shares issued on reinvestment	173,567	2,431,450	370,333	5,132,683
Shares repurchased	(908,032)	(12,759,374)	(2,810,966)	(39,001,966)
Net decrease	(346,756)	$(4,889,844)	(1,683,142)	$(23,337,144)
Class C
Shares sold	13,049	$182,838	7,505	$103,731
Shares issued on reinvestment	1,839	25,683	3,955	54,609
Shares repurchased	(8,463)	(118,239)	(58,664)	(807,953)
Net increase (decrease)	6,425	$90,282	(47,204)	$(649,613)
Class I
Shares sold	308,777	$4,335,489	914,533	$12,465,802
Shares issued on reinvestment	24,383	341,510	52,225	723,318
Shares repurchased	(478,165)	(6,741,332)	(995,838)	(13,627,204)
Net decrease	(145,005)	$(2,064,333)	(29,080)	$(438,084)
Class IS
Shares sold	14,958	$208,552	18,606	$257,326
Shares issued on reinvestment	5,072	70,980	10,972	151,917
Shares repurchased	(39,098)	(547,862)	(58,263)	(811,526)
Net decrease	(19,068)	$(268,330)	(28,685)	$(402,283)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2026.

Western Asset California Municipals Fund 2026 Semi-Annual Report

9. Deferred capital losses
As of February 28, 2026, the Fund had deferred capital losses of $12,247,149, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset California Municipals Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset California Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset California Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional California municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended December 31, 2025 was above the median and the Fund’s performance for the 10-year period ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 3-year periods ended December 31, 2025 and trailed the performance of its benchmark index for the 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The

Western Asset California Municipals Fund

information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional California municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board noted that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset California Municipals Fund

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Western Asset
California Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset California Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset California Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90014-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 28, 2026